Disposal Group Held for Sale (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Jan. 31, 2022	Dec. 31, 2021
Disposal Group Held for Sale
Estimated fair value of assets	$ 187,524		$ 167,611
Canadian Cobalt Camp
Disposal Group Held for Sale
Percentage of interest held for sale	100.00%
Consideration for disposal	$ 1,000
Royalty on net smelter returns (as a percent)	2.00%
Estimated fair value of assets	$ 1,338
Canadian Cobalt Camp | Disposal Group Held for Sale
Disposal Group Held for Sale
Shares received as consideration		2,702,703
Value of share consideration		$ 1,000